Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies [Abstract]
Schedule of future minimum payments under lease commitments
December 31, 2021

2022	$3,763
2023	3,151
2024	2,345
2025	1,879
2026	1,879
Thereafter	17,109
Total Lease Liabilities	$30,126